SEGMENT INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 13,234	$ 2,649
Accounts receivable	5,091		$ 2,627
First Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,943
Accounts receivable	2,661	1,436
Second Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,898
Accounts receivable	1,443	1,065
Three Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,110
Accounts receivable	1,080
Four Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,082
First Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue		987
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue		484
Three Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 321